LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Loans Payable [Abstract]
Schedule of loans payable
Description	Interest Rate	Maturity	December 31, 2021	December 31, 2020

Stanislav Minaychenko	4.0%	September 16, 2020	$-	$14,530
Maxim Pukhoskiy	4.0%	June 16, 2020	-	8,041
Dieter Busenhart	10.0%	January 17, 2021	-	1,062
Total loans payable			$-	$23,633